SCHEDULE OF PRO-FORMA EFFECT OF REVERSE STOCK SPLIT ON BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net loss available to common shareholders	$ (5,817,253)	$ (5,468,684)
Basic weighted average shares outstanding	662,161,949	572,009,911
Diluted weighted average shares outstanding	662,161,949	572,009,911
Basic net loss per share	$ (0.01)	$ (0.01)
Reverse Stock Split Pre-Split Basis [Member]
Net loss available to common shareholders	$ (5,817,253)	$ (5,468,684)
Basic weighted average shares outstanding	662,161,949	572,009,911
Diluted weighted average shares outstanding	662,161,949	572,009,911
Basic net loss per share	$ (0.01)	$ (0.01)
Diluted net loss per share	$ (0.01)	$ (0.01)
Reverse Stock Split Post-Split Basis [Member]
Net loss available to common shareholders	$ (5,817,253)	$ (5,468,684)
Basic weighted average shares outstanding	1,655,405	1,430,025
Diluted weighted average shares outstanding	1,655,405	1,430,025
Basic net loss per share	$ (3.51)	$ (3.82)
Diluted net loss per share	$ (3.51)	$ (3.82)